JOHN HANCOCK VARIABLE INSURANCE TRUST

601 Congress Street

Boston, Massachusetts 02210

October 4, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	John Hancock Variable Insurance Trust (the “Trust”) on behalf of Mutual Shares

Trust and Strategic Income Opportunities Trust (the “Funds”)

File Nos. 2-94157; 811-04146

Ladies and Gentlemen:

On behalf of the Trust, transmitted for filing pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information for the Funds.

The interactive data files included as exhibits to this filing relate to the prospectus supplement filed with the Securities and Exchange Commission on September 21, 2012 on behalf of the Funds pursuant to Rule 497(e) (Accession No. 0001193125-12-399630), each of which is incorporated by reference into this Rule 497 Document.

If you have any questions or comments, please call me at (617) 663-2166.

Sincerely,

/s/ Betsy Anne Seel
Betsy Anne Seel
Senior Counsel and Assistant Secretary